Risks and uncertainties (Tables)	12 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
Schedule of concentrations

	For the years ended June 30,
	2023	2024	2025
Customer A	23.3%	*	*
Customer B	10.4%	*	*
Customer C	*	17.9%	*
Customer D	*	14.4%	-
Customer G	*	*	19.8%

*	Customer C, D and G accounted for less than 10% of total revenue for the year ended June 30, 2023, Customer A,B and G accounted for less than 10% of total revenue for the year ended June 30, 2024 and Customer A,B and C accounted for less than 10% of total revenue for the year ended June 30, 2025.

The following table summarizes customers comprising 10% or more of total balance of contract receivables.

	As of June 30,
	2024	2025
Customer C	10.3%	*
Customer E	21.8%	-
Customer F	13.7%	16.2%
Customer G	10.7%	14.6%
Customer H	-	23.3%
Customer I	-	13.0%

*	As of June 30, 2025, Customer C accounted for less than 10% of the total balance of contract receivables.

The following table summarizes customers comprising 10% or more of total balance of contract assets.

	As of June 30,
	2024	2025
Customer C	65.4%	-
Customer L	-	37.3%
Customer M	-	54.5%

The following table summarizes customers comprising 10% or more of total balance of contract liabilities.

	As of June 30,
	2024	2025
Customer G	69.5%	16.8%
Customer I	-	22.1%
Customer N	-	20.0%
Customer O	27.5%	-

The following table summarizes customers comprising 10% or more of total balance of retention receivables.

	As of June 30,
	2024	2025
Customer A	15.7%	10.6%
Customer C	22.8%	41.6%
Customer D	30.6%	*
Customer J	-	20.0%
Customer K	10.8%	-

*	As of June 30, 2025, customer D accounted for less than 10% of the total balance of retention receivables.

Vendor concentrations

The following table summarizes vendors comprising 10% or more of purchase for the years ended June 30, 2023, 2024 and 2025.

	As of June 30,
	2023	2024	2025
Vendor A	30.5%	*	*
Vendor B	18.4%	*	*
Vendor C	16.0%	*	*
Vendor D	15.9%	*	*
Vendor E	15.0%	17.1%	12.2%
Vendor F	10.6%	*	*
Vendor G	*	*	17.3%

*	Vendor G accounted for less than 10% of total purchase for the year ended June 30, 2023, Vendor A,B,C,D,F and G accounted for less than 10% of total purchase for the year ended June 30, 2024 and Vendor A,B,C,D and F accounted for less than 10% of total purchase for the year ended June 30, 2025.

The following table summarizes vendors comprising 10% or more of total balance of account payables.

	As of June 30,
	2024	2025
Vendor E	10.3%	20.6%
Vendor G	23.1%	13.0%
Vendor H	-	16.0%
Vendor I	*	12.9%

*	As of June 30, 2024, vendor I accounted for less than 10% of the total balance of account payables.

Schedule of foreign currency risk

	Profit or loss	Equity
	GBP	GBP
	Strengthening/weakening	Strengthening/weakening
June 30, 2023
HK$ (5% movement)	(108,414) / 108,414	(415,001) / 415,001
June 30, 2024
HK$ (5% movement)	(28,654) / 28,654	(190,399) / 190,399
June 30, 2025
HK$ (5% movement)	(19,765) / 19,765	(4,220) / 4,220